Goodwill	12 Months Ended
Mar. 31, 2014
Goodwill [Abstract]
Goodwill

8. Goodwill

There were no impairment in goodwill for the years ended March 31, 2012 and 2013, respectively. During the year ended March 31, 2014, the Company evaluated and identified an impairment loss of goodwill of $392 in relation to electronic division. Details of the goodwill are as follows:

Acquisitions	March 31,
	2013	2014
Electronic division	$393	$393
Metallic division	317	317
Foreign exchange differences	(1)	(1)
Impairment - electronic division	-	(392)
Impairment - metallic division	(317)	(317)
	$392	$-